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Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4000 tel 212 701 5800 fax

February 21, 2013

Re:	SPDR® Dow Jones Industrial AverageSM ETF Trust; Filing on Form S-6 for Registration of Securities of Unit Investment Trusts Registered on Form N-8B-2
(Securities Act of 1933 File No. 333-31247; Investment Company Act of 1940 File No. 811-09170)

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Ladies and Gentlemen:

We hereby represent that Post-Effective Amendment No. 19 to the registration statement on Form S-6 of the SPDR® Dow Jones Industrial AverageSM ETF Trust which becomes effective on February 21, 2013 does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.

Very truly yours,

/s/ Davis Polk & Wardwell LLP